Variable Interest Entities - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Variable Interest Entity [Line Items]
Variable interest entity purpose	As part of its organizational structure, the Company has established numerous single-asset LLC entities (“SAEs”) each for the primary purpose of holding a single identifiable asset, such as individual planes / aircraft and leasing the asset to the Company through its wholly-owned subsidiaries.
Financial contributions	$ 6,634	$ 6,485
Maximum
Variable Interest Entity [Line Items]
Percentage of interest in variable entities	50.00%
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Financial contributions	$ 6,634	$ 6,484
Paint Entity
Variable Interest Entity [Line Items]
Ownership percentage	50.00%